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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08748

Wanger Advisors Trust

(Exact name of registrant as specified in charter)

227 W. Monroe Street, Suite 3000, Chicago, IL	60606
(Address of principal executive offices)	(Zip code)

Mary C. Moynihan

Perkins Coie LLP

700 13th Street, NW

Suite 600

Washington, DC 20005

Paul B. Goucher, Esq.

Columbia Management Investment Advisers, LLC

100 Park Avenue

New York, New York 10017

P. Zachary Egan

Columbia Acorn Trust

227 West Monroe Street, Suite 3000

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-634-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments.

Portfolio of Investments
Wanger USA, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Consumer Discretionary 18.0%
Auto Components 3.9%
Cooper-Standard Holding, Inc.(a) Sealing, fuel and brake delivery, fluid transfer systems, anti-vibration systems components, subsystems, and modules	60,779	7,464,269
Dorman Products, Inc.(a) Automotive products and home hardware	107,967	7,148,495
LCI Industries Recreational vehicles and equipment	56,836	5,919,470
Tenneco, Inc. Emission control and ride control products and systems	112,498	6,172,765
Total		26,704,999
Distributors 0.7%
Pool Corp. Swimming pool supplies, equipment and leisure products	33,429	4,887,988
Diversified Consumer Services 1.9%
Adtalem Global Education, Inc.(a) Higher education institutions	131,785	6,266,376
Bright Horizons Family Solutions, Inc.(a) Child care and early education services	64,733	6,455,175
Total		12,721,551
Hotels, Restaurants & Leisure 6.1%
Dave & Buster’s Entertainment, Inc.(a) Venues that combine dining and entertainment for adults and families	193,647	8,082,826
Extended Stay America, Inc. Hotels and motels	430,763	8,516,184
Papa John’s International, Inc.(b) Pizza delivery and carry-out restaurants	83,190	4,766,787
Red Robin Gourmet Burgers, Inc.(a) Chain of specialty restaurants	57,933	3,360,114
Red Rock Resorts, Inc., Class A Casino & entertainment properties	103,000	3,015,840
Texas Roadhouse, Inc. Moderately priced, full service restaurant chain	143,277	8,278,545
Wingstop, Inc. Cooked-to-order chicken wings	112,885	5,331,559
Total		41,351,855
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 1.5%
Cavco Industries, Inc.(a) Designs and manufactures systems-built structures	23,032	4,001,810
iRobot Corp.(a),(b) Manufactures robots for cleaning	96,826	6,215,261
Total		10,217,071
Leisure Products 1.4%
Brunswick Corp. Consumer products serving the outdoor and indoor active recreation markets	82,501	4,899,734
MCBC Holdings, Inc.(a) Sport boats	180,293	4,543,384
Total		9,443,118
Specialty Retail 2.5%
Camping World Holdings, Inc., Class A Recreational vehicles and accessories	81,586	2,631,149
Five Below, Inc.(a) Specialty value retailer	144,544	10,600,857
Monro, Inc. Automotive undercar repair and tire services	75,262	4,034,043
Total		17,266,049
Total Consumer Discretionary		122,592,631
Consumer Staples 3.4%
Beverages 0.6%
MGP Ingredients, Inc. Distillery ingredients and products	45,505	4,076,793
Food Products 0.5%
Hostess Brands, Inc.(a) Packaged baked sweet goods	261,986	3,874,773
Household Products 1.5%
Central Garden & Pet Co.(a) Lawn, garden & pet supply products	130,000	5,590,000
WD-40 Co. Multi-purpose lubricant products and heavy-duty hand cleaners	33,824	4,454,621
Total		10,044,621
Personal Products 0.8%
Inter Parfums, Inc. Fragrances and related products	117,035	5,518,200
Total Consumer Staples		23,514,387
Wanger USA | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Wanger USA, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 1.6%
Energy Equipment & Services 0.8%
Core Laboratories NV Reservoir description, production enhancement, and reservoir management services	48,984	5,301,049
Oil, Gas & Consumable Fuels 0.8%
PDC Energy, Inc.(a) Petroleum products	111,637	5,473,562
Total Energy		10,774,611
Financials 13.4%
Banks 6.0%
First Busey Corp. Multi-bank holding company	329,325	9,787,539
Great Southern Bancorp, Inc. Real estate, commercial real estate, commercial business, consumer, and construction loans	108,845	5,436,808
Lakeland Financial Corp. Bank holding company	173,877	8,038,334
LegacyTexas Financial Group, Inc. Bank holding company	99,383	4,255,580
Sandy Spring Bancorp, Inc. Holding company for Sandy Spring Bank	174,469	6,762,418
Trico Bancshares Holding company for Tri Counties Bank	175,934	6,548,263
Total		40,828,942
Capital Markets 4.1%
Ares Management LP Asset management firm	192,130	4,111,582
BrightSphere Investment Group PLC Asset management company	495,376	7,807,126
Hamilton Lane, Inc., Class A Private market investment solutions	182,639	6,799,650
Houlihan Lokey, Inc. Investment bank	202,632	9,037,387
Total		27,755,745
Consumer Finance 1.2%
FirstCash, Inc. Owns and operates pawn stores	101,281	8,229,081
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 2.1%
Merchants Bancorp Bank holding company	160,460	3,449,890
OceanFirst Financial Corp. New Jersey banks	218,766	5,851,991
Walker & Dunlop, Inc. Commercial real estate financial services	85,360	5,072,091
Total		14,373,972
Total Financials		91,187,740
Health Care 27.0%
Biotechnology 7.9%
Agios Pharmaceuticals, Inc.(a) Therapeutics in the field of cancer metabolism	88,339	7,224,363
Amicus Therapeutics, Inc.(a) Orally-administered, small molecule drugs to treat human genetic diseases	286,000	4,301,440
Clovis Oncology, Inc.(a) Pre-commercial Biotech Company	102,528	5,413,478
Genomic Health, Inc.(a) Development and commercialization of genomic-based clinical diagnostic tests for cancer	140,418	4,393,679
Ligand Pharmaceuticals, Inc.(a) Drugs that regulate hormone activated intracellular receptors	54,898	9,066,954
Loxo Oncology, Inc.(a) Researches and develops cancer drugs	41,307	4,765,589
MacroGenics, Inc.(a) Treatments for autoimmune disorders, cancer and infectious diseases	228,655	5,752,960
Repligen Corp.(a) Supplier to Biopharma Industry	148,000	5,354,640
Sarepta Therapeutics(a) RNA-based therapeutics for treatment of rare & infectious diseases	59,100	4,378,719
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	61,392	3,130,378
Total		53,782,200

2	Wanger USA | Quarterly Report 2018

Portfolio of Investments   (continued)
Wanger USA, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 10.6%
Anika Therapeutics, Inc.(a) Integrated orthopedic medicines company	149,150	7,415,738
Atrion Corp. Medical products and components	14,059	8,875,447
AxoGen, Inc.(a) Technologies for peripheral nerve reconstruction and regeneration	190,361	6,948,177
Haemonetics Corp.(a) Automated blood processing systems	77,519	5,671,290
iRhythm Technologies, Inc.(a) Medical instruments	124,685	7,848,921
LeMaitre Vascular, Inc. Medical devices for vascular surgeons and interventionists	93,801	3,398,410
Masimo Corp.(a) Medical signal processing and sensor technology for non-invasive monitoring of physiological parameters	93,758	8,246,016
Orthofix International NV(a) Spine fixation and other orthopedic & spine solutions	80,101	4,708,337
Penumbra, Inc.(a) Peripheral vascular & neurovascular devices	55,000	6,360,750
Sientra, Inc.(a),(b) Plastic surgery implantable devices	514,485	4,969,925
Tactile Systems Technology, Inc.(a) Technology for treating lymphedema, chronic swelling & venous ulcers	111,839	3,556,480
Varex Imaging Corp.(a) X-ray imaging components	115,800	4,143,324
Total		72,142,815
Health Care Providers & Services 6.4%
Amedisys, Inc.(a) Provider of alternate-site health care services	77,108	4,652,697
AMN Healthcare Services, Inc.(a) Temporary healthcare staffing	142,144	8,066,672
Chemed Corp. Hospice and palliative care services	19,600	5,348,056
HealthEquity, Inc.(a) Technology-enabled services platforms for consumers to make healthcare saving and spending decisions	145,956	8,836,176
HealthSouth Corp. Inpatient rehabilitative healthcare services	170,545	9,750,057
Tivity Health, Inc.(a) Health fitness solutions	171,581	6,803,187
Total		43,456,845
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.3%
Cambrex Corp.(a) Products, services, and technologies for the Life Sciences and fine chemicals industry	178,038	9,311,387
Pharmaceuticals 0.8%
Optinose, Inc.(a),(b) Health care services	268,563	5,376,631
Total Health Care		184,069,878
Industrials 11.0%
Building Products 0.8%
American Woodmark Corp.(a) Kitchen cabinets and vanities	58,593	5,768,481
Commercial Services & Supplies 4.0%
Brink’s Co. (The) Provides security services globally	129,679	9,252,597
Healthcare Services Group, Inc. Housekeeping, laundry, linen, facility maintenance, and food services	113,127	4,918,762
Knoll, Inc. Branded office furniture products and textiles	303,766	6,133,035
Unifirst Corp. Workplace uniforms and protective clothing	43,111	6,968,893
Total		27,273,287
Machinery 2.2%
Barnes Group, Inc. International industrial and aerospace manufacturer and service provider	91,670	5,490,116
ESCO Technologies, Inc. Engineered products and solutions	106,469	6,233,760
Toro Co. (The) Turf equipment	52,903	3,303,793
Total		15,027,669
Professional Services 2.2%
Exponent, Inc. Science and engineering consulting firm	45,500	3,578,575
ICF International, Inc. Management, technology, policy consulting, and implementation services	135,235	7,904,486
Wageworks, Inc.(a) Tax-advantaged programs for consumer-directed health, commuter, and other employee spending account benefits	72,242	3,265,338
Total		14,748,399

Wanger USA | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Wanger USA, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 1.0%
Saia, Inc.(a) Trucking transportation	94,015	7,065,227
Trading Companies & Distributors 0.8%
SiteOne Landscape Supply, Inc.(a) Landscape supplies	70,950	5,465,988
Total Industrials		75,349,051
Information Technology 19.5%
Electronic Equipment, Instruments & Components 0.9%
II-VI, Inc.(a) Optical and optoelectronic devices	144,110	5,894,099
Internet Software & Services 5.7%
Alteryx, Inc., Class A(a) Data storage, retrieval, management, reporting, and analytics solutions	322,702	11,017,046
Apptio, Inc., Class A(a) Cloud-based business management solutions	201,888	5,721,506
Mimecast Ltd.(a) Cloud security and risk management services for corporate information and email	244,231	8,653,104
MINDBODY, Inc., Class A(a) Business management software	144,314	5,613,815
Q2 Holdings, Inc.(a) Secure, cloud-based virtual banking solutions	96,516	4,396,304
Web.com Group, Inc.(a) Web site solutions to small businesses	180,000	3,258,000
Total		38,659,775
IT Services 1.9%
CoreLogic, Inc.(a) Consumer, financial and property information, analytics and services to business and government	82,609	3,736,405
MAXIMUS, Inc. Program management and consulting services to state and local governments	77,964	5,203,317
WNS Holdings Ltd., ADR(a) Business process outsourcing services	96,109	4,356,621
Total		13,296,343
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 6.7%
Advanced Energy Industries, Inc.(a) Engineered precision power conversion, measurement and control solutions	112,740	7,204,086
Ambarella, Inc.(a) High definition video compression and image processing semiconductors	118,024	5,781,996
Brooks Automation, Inc. Automation solutions for the global semiconductor and related industries	183,199	4,961,029
Cabot Microelectronics Corp. slurries used in chemical mechanical planarization	91,232	9,771,860
Inphi Corp.(a),(b) Analog semiconductor solutions	160,222	4,822,682
Monolithic Power Systems, Inc. Power management solutions	71,575	8,286,238
Semtech Corp.(a) Analog and mixed-signal semiconductors	125,650	4,906,632
Total		45,734,523
Software 4.3%
Aspen Technology, Inc.(a) Process optimization software, products and services	93,014	7,337,874
Blackline, Inc.(a) Develops and markets enterprise software	143,372	5,621,616
CyberArk Software Ltd.(a) IT security solutions	109,631	5,593,374
Qualys, Inc.(a) Information technology security risk and compliance management solutions	100,018	7,276,309
Zscaler, Inc.(a) Cloud-based internet security platform	139,579	3,917,983
Total		29,747,156
Total Information Technology		133,331,896
Materials 1.8%
Chemicals 1.8%
Orion Engineered Carbons SA Global supplier of Carbon Black	307,637	8,336,963
Quaker Chemical Corp. Custom-formulated chemical specialty products	29,199	4,325,248
Total		12,662,211
Total Materials		12,662,211

4	Wanger USA | Quarterly Report 2018

Portfolio of Investments   (continued)
Wanger USA, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 1.8%
CoreCivic, Inc. Detention and corrections services	180,716	3,527,576
Coresite Realty Corp. Develops, owns & operates data centers	47,238	4,736,082
UMH Properties, Inc. Real estate investment trust	290,198	3,891,555
Total		12,155,213
Real Estate Management & Development 0.8%
Colliers International Group, Inc. Commercial real estate, residential property management and property services	80,342	5,579,752
Total Real Estate		17,734,965
Telecommunication Services 0.6%
Wireless Telecommunication Services 0.6%
Boingo Wireless, Inc.(a) Mobile internet services	158,000	3,913,660
Total Telecommunication Services		3,913,660
Total Common Stocks (Cost: $528,912,127)		675,131,030

Securities Lending Collateral 2.6%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 1.570%(c),(d)	17,409,375	17,409,375
Total Securities Lending Collateral (Cost: $17,409,375)		17,409,375

Money Market Funds 1.2%

JPMorgan U.S. Government Money Market Fund, Agency Shares, 1.479%(c)	8,355,828	8,355,828
Total Money Market Funds (Cost: $8,355,828)		8,355,828
Total Investments in Securities (Cost $554,677,330)		700,896,233
Obligation to Return Collateral for Securities Loaned		(17,409,375)
Other Assets & Liabilities, Net		(1,086,914)
Net Assets		$682,399,944

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at March 31, 2018. The total market value of securities on loan at March 31, 2018 was $17,294,998.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(d)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Wanger USA | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Wanger USA, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Wanger Advisors Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	122,592,631	—	—	122,592,631
Consumer Staples	23,514,387	—	—	23,514,387
Energy	10,774,611	—	—	10,774,611
Financials	91,187,740	—	—	91,187,740
Health Care	184,069,878	—	—	184,069,878
Industrials	75,349,051	—	—	75,349,051
Information Technology	133,331,896	—	—	133,331,896
Materials	12,662,211	—	—	12,662,211
Real Estate	17,734,965	—	—	17,734,965
Telecommunication Services	3,913,660	—	—	3,913,660
Total Common Stocks	675,131,030	—	—	675,131,030
Securities Lending Collateral	17,409,375	—	—	17,409,375
Money Market Funds	8,355,828	—	—	8,355,828
Total Investments in Securities	700,896,233	—	—	700,896,233
There were no transfers of financial assets between levels during the period.
6	Wanger USA | Quarterly Report 2018

Portfolio of Investments
Wanger Select, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Consumer Discretionary 20.1%
Auto Components 4.5%
LCI Industries Recreational vehicles and equipment	58,456	6,088,192
Distributors 4.6%
LKQ Corp.(a) Automotive products and services	163,002	6,185,926
Hotels, Restaurants & Leisure 5.1%
Vail Resorts, Inc. Operates resorts globally	31,142	6,904,182
Household Durables 3.2%
Cavco Industries, Inc.(a) Designs and manufactures systems-built structures	25,112	4,363,210
Media 2.7%
Liberty Global PLC, Class A(a) Broadband, distribution, and content companies	115,852	3,627,326
Total Consumer Discretionary		27,168,836
Financials 17.0%
Banks 4.6%
SVB Financial Group(a) Holding company for Silicon Valley Bank	25,748	6,179,777
Capital Markets 8.8%
Ares Management LP Asset management firm	127,968	2,738,515
Eaton Vance Corp. Creates, markets, and manages mutual funds	94,577	5,265,102
Lazard Ltd., Class A Corporate Advisory & Asset Management	74,046	3,891,858
Total		11,895,475
Consumer Finance 3.6%
FirstCash, Inc. Owns and operates pawn stores	60,880	4,946,500
Total Financials		23,021,752
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 13.1%
Biotechnology 3.5%
Genomic Health, Inc.(a) Development and commercialization of genomic-based clinical diagnostic tests for cancer	110,231	3,449,128
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	23,523	1,199,438
Total		4,648,566
Health Care Equipment & Supplies 4.2%
Masimo Corp.(a) Medical signal processing and sensor technology for non-invasive monitoring of physiological parameters	65,000	5,716,750
Health Care Providers & Services 5.4%
HealthSouth Corp. Inpatient rehabilitative healthcare services	127,747	7,303,296
Total Health Care		17,668,612
Industrials 20.2%
Machinery 12.2%
Middleby Corp. (The)(a) Equipment for use in cooking and preparing food	27,775	3,438,267
Nordson Corp. Systems that apply adhesives, sealants, and coatings to products during manufacturing	30,453	4,151,962
Oshkosh Corp. Fire and emergency apparatuses and specialty commercial, and military trucks	82,877	6,403,906
Snap-On, Inc. Tool and equipment solutions	16,919	2,496,229
Total		16,490,364
Road & Rail 4.7%
JB Hunt Transport Services, Inc. Logistics services	54,019	6,328,326
Trading Companies & Distributors 3.3%
SiteOne Landscape Supply, Inc.(a) Landscape supplies	57,100	4,398,984
Total Industrials		27,217,674
Wanger Select | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Wanger Select, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 20.9%
Electronic Equipment, Instruments & Components 5.7%
CDW Corp. IT products and services	74,300	5,224,033
Coherent, Inc.(a) Laser-based photonic products	13,484	2,526,901
Total		7,750,934
Internet Software & Services 10.8%
GoDaddy, Inc., Class A(a) Cloud-based web platform for small businesses, web design professionals and individuals	97,146	5,966,707
SPS Commerce, Inc.(a) On-demand supply chain management solutions through an online hosted software suite	44,476	2,849,577
VeriSign, Inc.(a) Domain names and Internet security services	49,233	5,837,065
Total		14,653,349
Software 4.4%
ANSYS, Inc.(a) Software solutions for design analysis and optimization	37,514	5,878,069
Total Information Technology		28,282,352
Materials 2.9%
Chemicals 2.9%
Celanese Corp., Class A Global integrated producer of chemicals and advanced materials	38,811	3,889,250
Total Materials		3,889,250
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 4.3%
Equity Real Estate Investment Trusts (REITS) 4.3%
Coresite Realty Corp. Develops, owns & operates data centers	14,300	1,433,718
Education Realty Trust, Inc. Self-managed and self-advised real estate investment trust	134,745	4,412,899
Total		5,846,617
Total Real Estate		5,846,617
Total Common Stocks (Cost: $102,904,868)		133,095,093

Money Market Funds 1.7%
	Shares	Value ($)
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.581%(b)	2,278,533	2,278,533
Total Money Market Funds (Cost: $2,278,533)		2,278,533
Total Investments in Securities (Cost $105,183,401)		135,373,626
Other Assets & Liabilities, Net		(218,564)
Net Assets		$135,155,062

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2018.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2	Wanger Select | Quarterly Report 2018

Portfolio of Investments   (continued)
Wanger Select, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Wanger Advisors Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	27,168,836	—	—	27,168,836
Financials	23,021,752	—	—	23,021,752
Health Care	17,668,612	—	—	17,668,612
Industrials	27,217,674	—	—	27,217,674
Information Technology	28,282,352	—	—	28,282,352
Materials	3,889,250	—	—	3,889,250
Real Estate	5,846,617	—	—	5,846,617
Total Common Stocks	133,095,093	—	—	133,095,093
Money Market Funds	2,278,533	—	—	2,278,533
Total Investments in Securities	135,373,626	—	—	135,373,626
There were no transfers of financial assets between levels during the period.
Wanger Select | Quarterly Report 2018	3

Portfolio of Investments
Wanger International, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.2%
Issuer	Shares	Value ($)
Australia 1.3%
carsales.com Ltd. Automotive & related industry websites	420,000	4,389,380
Domino’s Pizza Enterprises Ltd. Pizza delivery stores	94,541	3,046,332
Total		7,435,712
Belgium 1.1%
Melexis NV Advanced integrated semiconductors, sensor ICs, and programmable sensor IC systems	64,423	6,420,810
Brazil 0.7%
Odontoprev SA Dental benefits company	932,600	4,223,105
Cambodia 2.3%
NagaCorp Ltd. Leisure and tourism company	12,690,000	13,209,811
Canada 3.5%
AG Growth International, Inc. Manufacturer of Augers & Grain Handling Equipment	129,289	5,394,944
Boardwalk Real Estate Investment Trust Real estate company	30,705	1,055,079
CAE, Inc. Training solutions based on simulation technology and integrated training services	349,134	6,498,415
ShawCor Ltd. Energy services company	217,847	4,125,794
Winpak Ltd. Packaging materials and machines for the protection of perishables	75,070	2,823,101
Total		19,897,333
Cayman Islands 3.3%
Gourmet Master Co., Ltd. Coffee & bakery cafes	319,000	4,190,124
Netshoes Cayman Ltd.(a),(b) Online sports goods and apparel	281,221	1,664,829
Parade Technologies Ltd. Fabless semiconductor company	254,000	4,992,580
Silicon Motion Technology Corp., ADR Semiconductor products	77,269	3,718,184
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b) Chain of restaurants in China	2,160,000	4,120,545
Total		18,686,262
Common Stocks (continued)
Issuer	Shares	Value ($)
China 1.6%
51job, Inc., ADR(a) Integrated human resource services	68,751	5,915,336
China Medical System Holdings Ltd. Pharmaceutical and medical products	1,419,000	3,250,762
Total		9,166,098
Denmark 2.2%
SimCorp AS Global provider of highly specialised software for the investment management industry	179,628	12,554,378
Finland 0.7%
Ahlstrom-Munksjo Oyj(b) Industrial paper	198,618	4,139,957
France 1.3%
Akka Technologies High-technology engineering consulting services	66,433	4,038,078
Elior Group SA(b) Provides catering, cleaning, and facility management services	157,654	3,425,780
Total		7,463,858
Germany 8.7%
AURELIUS Equity Opportunities SE & Co. KGaA Loans to distressed companies	82,620	5,753,942
CTS Eventim AG & Co. KGaA Online ticket sales	119,398	5,591,518
Deutsche Beteiligungs AG Private equity company, investing in domestic medium-sized companies	131,386	6,361,473
Nemetschek SE Standard software for designing, constructing and managing buildings and real estate	120,626	13,506,604
Norma Group SE Plastic and metal-based components and systems in connecting technology	65,512	4,901,041
Stroeer SE & Co. KGaA Digital multi-channel media company	103,923	7,256,737
Vapiano SE(a),(b) Chain of restaurants	233,117	6,296,110
Total		49,667,425
Wanger International | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Wanger International, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 2.6%
ASM Pacific Technology Ltd. Machines, tools & materials used in the semiconductor industry	240,300	3,385,427
Value Partners Group Ltd. Independent, value oriented asset management group	3,556,000	3,350,596
Vitasoy International Holdings Ltd. Food and beverages	3,140,000	8,103,455
Total		14,839,478
India 2.3%
Care Ratings Ltd. Credit rating services	291,290	5,426,542
GRUH Finance Ltd. Provides a range of home loans as well as insurance products	584,522	5,205,418
TVS Motor Co., Ltd. Motorcycles, mopeds and scooters	268,933	2,574,484
Total		13,206,444
Indonesia 1.6%
PT Link Net Tbk High-speed internet connection through fiber optic lines	8,983,400	3,409,353
PT Media Nusantara Citra Tbk Integrated media company in Southeast Asia	27,843,300	2,878,566
PT Tower Bersama Infrastructure Tbk Telecommunication infrastructure services to Indonesian wireless carriers	7,263,800	2,946,119
Total		9,234,038
Ireland 1.2%
UDG Healthcare PLC Commercialisation solutions for health care companies	551,082	6,711,102
Italy 3.1%
Brembo SpA Braking systems and components	672,214	10,372,154
Industria Macchine Automatiche SpA Packaging machinery for the food, pharmaceuticals, and cosmetics industries	75,225	7,316,914
Total		17,689,068
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 20.4%
Aeon Credit Service Co., Ltd. Credit card company	193,100	4,477,456
Aeon Mall Co., Ltd. Large-scale shopping malls	302,900	6,370,667
Aica Kogyo Co., Ltd. Manufactures adhesives, melamine boards, and housing materials	166,500	6,130,238
Amano Corp. Electronic time recorders and information systems	108,000	2,886,323
Asahi Intecc Co., Ltd. Manufactures medical tools and stainless wire rope	111,800	4,502,184
cocokara fine, Inc. Drug chain stores	94,100	6,532,111
CyberAgent, Inc. Operates websites, internet advertising agency and creates PC and mobile contents	75,900	3,943,652
Daiseki Co., Ltd. Waste Disposal & Recycling	175,100	4,890,175
Fuji Oil Holdings, Inc. Specialty vegetable oils and fats	199,900	6,077,460
Glory Ltd. Vending machines, coin-operated lockers, money handling machines, and data processing terminals	153,000	5,490,397
Istyle, Inc.(b) Cosmetics Review Portal & Retailer	180,100	2,546,115
Mandom Corp. Cosmetic products for men and women	164,500	5,755,099
Milbon Co., Ltd. Hair Products for Salons	68,100	3,025,026
Miura Co., Ltd. Industrial boilers and related equipment	134,700	4,365,947
MonotaRO Co., Ltd Machine tools, engine parts, and factory consumable goods	126,700	4,484,165
Nabtesco Corp. Aircraft and hydraulic products	79,800	3,108,078
Nakanishi, Inc. Dental Tools & Machinery	273,900	5,553,186
Nippon Shinyaku Co., Ltd. Pharmaceutical & Orphan Drug Provider	42,600	2,883,755
OSG Corp. Manufactures machine tool equipment	150,700	3,442,307
Otsuka Corp. Computer information system and software	61,200	3,120,147
Persol Holdings Co., Ltd. Human resource solutions	115,300	3,350,239

2	Wanger International | Quarterly Report 2018

Portfolio of Investments   (continued)
Wanger International, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Seiren Co., Ltd. Advertising services	151,400	2,790,808
Seria Co., Ltd. Operates 100 yen chain stores	59,900	2,961,735
Seven Bank Ltd. Banking services through Automated Teller Machine (ATM)	1,222,400	3,921,509
Sohgo Security Services Co., Ltd. Around the clock security services	73,000	3,587,478
TechnoPro Holdings, Inc. Medical & electronic design and IT & software development	72,000	4,345,678
Ushio, Inc. Lamps and optical equipment	447,600	6,009,832
Total		116,551,767
Malta 1.7%
Kindred Group PLC Online gambling services	689,167	9,455,083
Mexico 0.5%
Grupo Aeroportuario del Sureste SAB de CV, ADR Operates airports in Mexico	15,404	2,627,460
Netherlands 1.2%
Aalberts Industries NV Industrial services and flow control systems	138,649	7,056,042
New Zealand 1.2%
Restaurant Brands New Zealand Ltd. Fast food restaurant chains	1,363,908	7,078,418
Norway 2.1%
Atea ASA Nordic and Baltic supplier of IT infrastructure	546,392	8,869,707
XXL ASA Multi-sports retail store	291,000	3,000,915
Total		11,870,622
Russian Federation 0.5%
TCS Group Holding PLC, GDR Online retail financial services	127,000	2,787,650
Singapore 0.9%
Mapletree Commercial Trust Singapore-focused real estate investment trust	4,198,407	5,036,462
Common Stocks (continued)
Issuer	Shares	Value ($)
South Africa 2.3%
Clicks Group Ltd. Owns and operates chains of retail stores	281,348	4,327,846
Famous Brands Ltd.(a),(b) Food and beverage company	420,122	3,977,740
PSG Group Ltd. Diversified financial services	269,530	5,124,115
Total		13,429,701
South Korea 4.4%
CJ Logistics Corp.(a) Logistics services	29,339	3,804,251
GS Retail Co., Ltd. Chain of retail stores	163,001	4,716,422
Koh Young Technology, Inc. 3D measurement and inspection equipment for testing various machineries	70,432	6,654,864
Korea Investment Holdings Co., Ltd. Financial holding company	57,744	4,532,711
Modetour Network, Inc. Travel services	156,945	5,757,257
Total		25,465,505
Spain 0.9%
Prosegur Cia de Seguridad SA, Registered Shares Security and transportation services	682,272	5,238,489
Sweden 3.5%
Byggmax Group AB Discount provider of building materials	648,019	3,222,734
NetEnt AB Computer gaming software	781,116	3,943,089
Recipharm AB, B Shares(b) Contract development and manufacture of pharmaceuticals	360,586	4,134,073
Sweco AB, Class B Consulting company specializing in engineering, environmental technology, and architecture	289,263	5,992,753
Trelleborg AB, Class B Manufactures and distributes industrial products	111,509	2,809,819
Total		20,102,468

Wanger International | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Wanger International, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 2.4%
Bossard Holding AG, Class A, Registered Shares Fastening devices, industrial adhesives & tools	27,300	5,597,071
Inficon Holding AG Vacuum instruments used to monitor and control production processes	13,100	8,050,471
Kardex AG Storage, warehouse and materials handling systems	1,077	145,778
Total		13,793,320
Taiwan 2.9%
Basso Industry Corp. Pneumatic nailers and staplers	1,714,000	3,101,596
Silergy Corp. High performance analog integrated circuits	331,000	7,515,771
Voltronic Power Technology Corp. Uninterruptible power supply products, inverters, multiple surface mounted devices and other power products	316,395	6,147,525
Total		16,764,892
Thailand 1.4%
Beauty Community PCL Cosmetic and beauty products	6,172,600	4,210,225
Home Product Center PCL, Foreign Registered Shares Building materials and home improvement products	940,500	419,097
Tisco Financial Group PCL Bank holding company	1,270,600	3,582,582
Total		8,211,904
Turkey 0.5%
Logo Yazilim Sanayi Ve Ticaret AS(a) Enterprise resource planning software	216,917	2,677,580
United Kingdom 12.2%
Ascential PLC Media and consultancy services	1,280,563	7,488,357
Assura PLC Primary healthcare property group	6,023,571	5,011,487
Big Yellow Group PLC Self-storage company	262,626	3,143,002
Domino’s Pizza Group PLC Pizza delivery stores	1,458,814	6,764,400
Halma PLC Products that detect hazards and protect assets and people in public and commercial buildings	369,715	6,115,596
Hastings Group Holdings PLC General insurance services to the automobile and home insurance products	2,253,047	8,269,246
Common Stocks (continued)
Issuer	Shares	Value ($)
Intermediate Capital Group PLC Private equity firm	248,698	3,426,429
Polypipe Group PLC Plastic piping systems	1,086,763	5,306,058
PureCircle Ltd.(a) Natural Sweeteners	331,602	1,712,075
Rightmove PLC Website that lists properties across Britain	115,396	7,037,822
Spirax-Sarco Engineering PLC Consultation, service and products for the control and efficient management of steam and industrial fluids	79,227	6,397,001
WH Smith PLC Retails books, magazines, newspapers, and periodicals	334,071	9,130,312
Total		69,801,785
United States 0.7%
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	78,495	4,002,460
Total Common Stocks (Cost: $405,439,285)		556,496,487

Securities Lending Collateral 1.5%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 1.570%(c),(d)	8,454,127	8,454,127
Total Securities Lending Collateral (Cost: $8,454,127)		8,454,127

Money Market Funds 3.6%

JPMorgan U.S. Government Money Market Fund, Agency Shares, 1.479%(c)	2,608,454	2,608,454
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.581%(c)	18,000,000	18,000,000
Total Money Market Funds (Cost: $20,608,454)		20,608,454
Total Investments in Securities (Cost: $434,501,866)		585,559,068
Obligation to Return Collateral for Securities Loaned		(8,454,127)
Other Assets & Liabilities, Net		(4,470,073)
Net Assets		$572,634,868

4	Wanger International | Quarterly Report 2018

Portfolio of Investments   (continued)
Wanger International, March 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at March 31, 2018. The total market value of securities on loan at March 31, 2018 was $8,039,004.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(d)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Wanger Advisors Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	7,435,712	—	7,435,712
Belgium	—	6,420,810	—	6,420,810
Brazil	4,223,105	—	—	4,223,105
Cambodia	—	13,209,811	—	13,209,811
Canada	19,897,333	—	—	19,897,333
Cayman Islands	5,383,013	13,303,249	—	18,686,262
China	5,915,336	3,250,762	—	9,166,098
Denmark	—	12,554,378	—	12,554,378
Finland	—	4,139,957	—	4,139,957
Wanger International | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Wanger International, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
France	—	7,463,858	—	7,463,858
Germany	—	49,667,425	—	49,667,425
Hong Kong	—	14,839,478	—	14,839,478
India	—	13,206,444	—	13,206,444
Indonesia	—	9,234,038	—	9,234,038
Ireland	—	6,711,102	—	6,711,102
Italy	—	17,689,068	—	17,689,068
Japan	—	116,551,767	—	116,551,767
Malta	—	9,455,083	—	9,455,083
Mexico	2,627,460	—	—	2,627,460
Netherlands	—	7,056,042	—	7,056,042
New Zealand	—	7,078,418	—	7,078,418
Norway	—	11,870,622	—	11,870,622
Russian Federation	—	2,787,650	—	2,787,650
Singapore	—	5,036,462	—	5,036,462
South Africa	—	13,429,701	—	13,429,701
South Korea	—	25,465,505	—	25,465,505
Spain	—	5,238,489	—	5,238,489
Sweden	—	20,102,468	—	20,102,468
Switzerland	—	13,793,320	—	13,793,320
Taiwan	—	16,764,892	—	16,764,892
Thailand	—	8,211,904	—	8,211,904
Turkey	—	2,677,580	—	2,677,580
United Kingdom	—	69,801,785	—	69,801,785
United States	4,002,460	—	—	4,002,460
Total Common Stocks	42,048,707	514,447,780	—	556,496,487
Securities Lending Collateral	8,454,127	—	—	8,454,127
Money Market Funds	20,608,454	—	—	20,608,454
Total Investments in Securities	71,111,288	514,447,780	—	585,559,068
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
There were no transfers of financial assets between levels during the period.
6	Wanger International | Quarterly Report 2018

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wanger Advisors Trust

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President and Principal Executive Officer

Date	May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President and Principal Executive Officer

Date	May 21, 2018

By (Signature and Title)	/s/ John M. Kunka
John M. Kunka, Treasurer and Principal Accounting and Financial Officer

Date	May 21, 2018